Investor Report
Mercedes-Benz Auto Receivables Trust 2013-1
Collection Period Ended

Amounts in USD
28-Feb-2014
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
8
17-Mar-2014
Distribution Date
28-Feb-2014
1-Feb-2014
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
13-Mar-2014
Record Date
14-Mar-2014
30
27
17-Mar-2014
18-Feb-2014
15-Mar-2014
15-Feb-2014
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
8,760,997.80
8,760,997.80
0.00
Class A-1 Notes
31.412685
278,900,000.00
0.000000
305,600,000.00
19,973,821.46
285,626,178.54
Class A-2 Notes
65.359363
305,600,000.00
0.934641
275,500,000.00
0.00
275,500,000.00
Class A-3 Notes
0.000000
275,500,000.00
1.000000
115,000,000.00
0.00
115,000,000.00
Class A-4 Notes
0.000000
115,000,000.00
1.000000
704,860,997.80
676,126,178.54
28,734,819.26
Total Note Balance
975,000,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
26,912,532.85
24,998,755.45
729,859,753.25
24,998,755.45
Pool Balance
757,975,680.85
728,037,466.84
1,038,796,554.03
999,950,218.09
38,846,335.94
28,115,927.60
701,124,933.99
24,950,218.09
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
24,998,755.45
2.50%
2.50%
24,950,218.09
2.50%
24,998,755.45
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.220000%
1,445.56
0.005183
8,762,443.36
31.417868
Class A-2 Notes
0.500000%
127,333.33
0.416667
20,101,154.79
65.776030
Class A-3 Notes
0.780000%
179,075.00
0.650000
179,075.00
0.650000
Class A-4 Notes
1.130000%
108,291.67
0.941667
108,291.67
0.941667
$29,150,964.82
Total
$416,145.56

Investor Report
Mercedes-Benz Auto Receivables Trust 2013-1
Collection Period Ended

Amounts in USD
28-Feb-2014
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount

Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
31,687,755.08
Recoveries
0.00
29,785,223.40
31,687,755.08
1,149.85
137,838.95
1,762,540.62
1,002.26
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
0.00
631,646.40
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
416,145.56
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
28,734,819.26
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
1,905,143.86
Total Distribution
31,687,755.08
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
631,646.40
631,646.40
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
416,145.56
416,145.56
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
1,445.56
0.00
1,445.56
thereof on Class A-2 Notes
127,333.33
0.00
127,333.33
thereof on Class A-3 Notes
179,075.00
0.00
179,075.00
thereof on Class A-4 Notes
108,291.67
0.00
108,291.67
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
416,145.56
416,145.56
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
28,734,819.26
0.00
28,734,819.26
Aggregate Principal Distributable Amount
28,734,819.26
28,734,819.26
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2013-1
Collection Period Ended

Amounts in USD
28-Feb-2014
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
2,499,875.55
0.00
0.00
2,499,875.55
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period

minus Net Investment Earnings

minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
925.54
76.72
76.72

76.72
1,002.26
2,499,875.55
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2013-1
Collection Period Ended

Amounts in USD
28-Feb-2014
Pool Statistics
Pool Data
91-120 Days Delinquent
61-90 Days Delinquent
1,307,406.88
1,038,796,554.03
31-60 Days Delinquent
1,911,658.11
382,590.42
63
19
10
0.26%
0.08%
0.05%
2.81%
43.42
19.65
616,684.27
Current
15,969.09
99.60%
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
757,975,680.85
Principal Collections
Principal Collections attributable to Full Pay-offs

Principal Purchase Amounts

Principal Gross Losses
Pool Balance end of Collection Period
Weighted Average APR
9,776,544.91
0.00
152,990.61
728,037,466.84
31,831
32,519
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
Delinquency Profile *
As of Cutoff Date
Current
Amount
Number of Receivables
Percentage
Total
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
728,037,466.84
31,831
100.00%
Losses
Principal Gross Losses
Current
Principal Net Liquidation Proceeds
Principal Recoveries

 Principal Net Losses

Cumulative Principal Net Losses

Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
152,990.61
1,146.59
135,874.93
0.126%
37,777
725,126,534.04
31,739
20,008,678.49
2.85%
50.26
Pool Factor
70.08%
12.41